Long-term Debt (Details Narrative) - Advance Agreement [Member] - Photomedex, Inc. [Member] - USD ($) $ in Thousands	Jun. 17, 2016	Apr. 29, 2016	Jan. 06, 2016
January 2016 Advance [Member] | Credit Cash NJ, LLC, (the "Lender") [Member]
Debt Instrument [Line Items]
Advance received			$ 4,000
Financing fee			40
Cash reserve			$ 500
June 2016 Advance [Member]
Debt Instrument [Line Items]
Advance received	$ 550
Financing fee	$ 50
April 2016 Advance [Member]
Debt Instrument [Line Items]
Advance received		$ 1,000
Financing fee		$ 10